Events After The Balance Sheet Date - Additional Information (Details) - Events after Reporting Period - Retail Entitlement Offer $ / shares in Units, shares in Millions, $ in Millions, $ in Millions	Jul. 15, 2024 USD ($)	Jul. 15, 2024 AUD ($) $ / shares shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Amount raised from retail entitlement offer	$ 37.6	$ 55.9
Additional number of shares issued		139.6
2024 Investor Options
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Additional number of shares issued		189.4
Exercise price share options | $ / shares		$ 1
Expiration date	Jun. 30, 2026	Jun. 30, 2026